Leasing Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Future Minimum Lease Payments Under Capital and Operating Leases
Future minimum lease payments under capital and non-cancelable operating leases, including our headquarters facility (with initial or remaining lease terms in excess of one year) as of December 31, 2011 are as follows (dollars in thousands):

	Capital Leases	Operating Leases
2012	$122	$44,316
2013	59	31,173
2014	19	20,876
2015	—	15,338
2016	—	10,078
Thereafter	—	42,210
Total minimum lease payments	$200	$163,991
Less amount representing interest	(17)
Present value of net minimum capital lease payments	183
Less current portion	(112)
Obligations under capital leases, excluding current installments	$71